Fees Summary	Jan. 22, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,947,000
Previously Paid Amount	0.00
Total Fee Amount	757.39
Total Offset Amount	0.00
Net Fee	757.39
Narrative - Max Aggregate Offering Price	$ 4,947,000
Final Prospectus	true